Inventories (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Inventory Disclosure [Abstract]
Goods purchased for resale	$ 3,607	$ 3,089
Inventory provisions	(181)	(209)
Inventories	$ 3,426	$ 2,880